UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $800,945 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     3753   445673 SH       SOLE                   445673
ALLEGIANT TRAVEL CO            COM              01748X102    16104   422794 SH       SOLE                   422794
AMARIN CORP PLC                SPONS ADR NEW    023111206      392   259901 SH  CALL SOLE                   259901
AMERICAN WTR WKS CO INC NEW    COM              030420103    60352  3026700 SH       SOLE                  3026700
AMERISOURCEBERGEN CORP         COM              03073E105    72735  3250000 SH       SOLE                  3250000
ANNTAYLOR STORES CORP          COM              036115103    25127  1581339 SH       SOLE                  1581339
APAC CUSTOMER SERVICES INC     COM              00185E106      817   137932 SH       SOLE                   137932
BANK OF AMERICA CORPORATION    COM              060505104    25380  1500000 SH       SOLE                  1500000
BECTON DICKINSON & CO          COM              075887109    34875   500000 SH       SOLE                   500000
BLOUNT INTL INC NEW            COM              095180105     6751   712845 SH       SOLE                   712845
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    60300  3000000 SH       SOLE                  3000000
BURLINGTON NORTHN SANTA FE C   COM              12189T104    10039   125750 SH       SOLE                   125750
CARDIONET INC                  COM              14159L103     3336   496500 SH       SOLE                   496500
CHRISTOPHER & BANKS CORP       COM              171046105     4830   713452 SH       SOLE                   713452
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     3830    75000 SH       SOLE                    75000
CSX CORP                       COM              126408103    23576   563200 SH       SOLE                   563200
DIRECTV GROUP INC              COM              25459L106    48265  1750000 SH       SOLE                  1750000
DOLLAR FINL CORP               COM              256664103     6822   425831 SH       SOLE                   425831
EMULEX CORP                    COM NEW          292475209    20374  1980000 SH       SOLE                  1980000
GENOPTIX INC                   COM              37243V100     8280   238058 SH       SOLE                   238058
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    21330   500000 SH       SOLE                   500000
GULFPORT ENERGY CORP           COM NEW          402635304    26698  3054651 SH       SOLE                  3054651
HEARTLAND PMT SYS INC          COM              42235N108     7936   546923 SH       SOLE                   546923
SCHEIN HENRY INC               COM              806407102    43928   800000 SH       SOLE                   800000
IMPERIAL SUGAR CO NEW          COM NEW          453096208     2536   200000 SH       SOLE                   200000
INTERACTIVE BROKERS GROUP IN   COM              45841N107    15896   800000 SH       SOLE                   800000
LORILLARD INC                  COM              544147101    22290   300000 SH       SOLE                   300000
MASTERCARD INC                 CL A             57636Q104    30323   150000 SH       SOLE                   150000
MONSANTO CO NEW                COM              61166W101    23220   300000 SH       SOLE                   300000
NEOSTEM INC                    COM NEW          640650305      377   200000 SH  CALL SOLE                   200000
NEOSTEM INC                    *W EXP 07/16/201 640650115       19   125000 SH       SOLE                   125000
NEXMED INC                     COM              652903105      750  4261715 SH  CALL SOLE                  4261715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6556   942019 SH       SOLE                   942019
NYMOX PHARMACEUTICAL CORP      COM              67076P102    12478  2736374 SH       SOLE                  2736374
OFFICEMAX INC DEL              COM              67622P101    18870  1500000 SH       SOLE                  1500000
PACIFIC SUNWEAR CALIF INC      COM              694873100    11224  2179400 SH       SOLE                  2179400
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5    14523 18590000 PRN      SOLE                 18590000
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105     3630  1000000 SH       SOLE                  1000000
STEC INC                       COM              784774101    23130   787000 SH       SOLE                   787000
SUNPOWER CORP                  DBCV 0.750% 8/0  867652AB5     3247  3400000 PRN      SOLE                  3400000
TECUMSEH PRODS CO              CL A             878895200     9107   803815 SH       SOLE                   803815
TERNIUM SA                     SPON ADR         880890108     7311   274856 SH       SOLE                   274856
TERRA INDS INC                 COM              880915103     6934   200000 SH       SOLE                   200000
TRINA SOLAR LIMITED            SPON ADR         89628E104     4957   154100 SH       SOLE                   154100
WALTER INVT MGMT CORP          COM              93317W102     3007   187700 SH       SOLE                   187700
WASTE MGMT INC DEL             COM              94106L109    44730  1500000 SH       SOLE                  1500000